Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
COST
Balance, Cost	$ 329	$ 6,088	$ 5,830
Acquisition of subsidiaries				5,836
Exchange realignment		14	(70)	(6)
Balance, Cost		329	6,088	5,830
Reclassified as held for sale (note 15)		(5,773)
Additions			328
AMORTIZATION
Balance, Amortization	17	1,448	625
Charge for the year	33	833	837	625
Reclassified as held for sale (note 15)		(2,268)
Exchange realignment		4	(14)
Balance, Amortization	50	17	1,448	625
CARRYING VALUES
CARRYING VALUES	279	311	4,640	5,205
Developed technology [Member]
COST
Balance, Cost	154	5,913	5,830
Acquisition of subsidiaries				5,836
Exchange realignment		14	(68)	(6)
Balance, Cost		154	5,913	5,830
Reclassified as held for sale (note 15)		(5,773)
Additions			151
AMORTIZATION
Balance, Amortization		1,440	625
Charge for the year	29	824	829	625
Reclassified as held for sale (note 15)		(2,268)
Exchange realignment		4	(14)
Balance, Amortization	29		1,440	625
CARRYING VALUES
CARRYING VALUES	125	153	4,473	5,205
Brand name [Member]
COST
Balance, Cost	175	175
Acquisition of subsidiaries
Exchange realignment			(2)
Balance, Cost		175	175
Reclassified as held for sale (note 15)
Additions			177
AMORTIZATION
Balance, Amortization	17	8
Charge for the year	4	9	8
Reclassified as held for sale (note 15)
Exchange realignment
Balance, Amortization	21	17	8
CARRYING VALUES
CARRYING VALUES	$ 154	$ 158	$ 167